UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE DIVIDEND STRATEGY FUND

FORM N-Q

SEPTEMBER 30, 2016

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited)	September 30, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.8%
CONSUMER DISCRETIONARY - 9.4%
Hotels, Restaurants & Leisure - 1.1%
McDonald’s Corp.	507,300	$58,522,128

Media - 5.5%
Comcast Corp., Class A Shares	2,159,700	143,274,498
Time Warner Inc.	1,535,810	122,265,834
Walt Disney Co.	340,080	31,579,829

Total Media		297,120,161

Specialty Retail - 2.8%
Home Depot Inc.	1,199,850	154,396,698

TOTAL CONSUMER DISCRETIONARY		510,038,987

CONSUMER STAPLES - 14.7%
Beverages - 3.7%
Anheuser-Busch InBev NV, ADR	450,000	59,134,500
Coca-Cola Co.	2,171,530	91,899,150
PepsiCo Inc.	477,260	51,911,570

Total Beverages		202,945,220

Food & Staples Retailing - 4.3%
Costco Wholesale Corp.	493,920	75,327,739
CVS Health Corp.	652,780	58,090,892
Sysco Corp.	642,290	31,478,633
Wal-Mart Stores Inc.	975,180	70,329,982

Total Food & Staples Retailing		235,227,246

Food Products - 3.4%
Mondelez International Inc., Class A Shares	629,420	27,631,538
Nestle SA, ADR	1,947,730	153,909,625

Total Food Products		181,541,163

Household Products - 3.3%
Kimberly-Clark Corp.	819,480	103,369,207
Procter & Gamble Co.	811,340	72,817,765

Total Household Products		176,186,972

TOTAL CONSUMER STAPLES		795,900,601

ENERGY - 5.4%
Energy Equipment & Services - 2.0%
Schlumberger Ltd.	1,412,460	111,075,854

Oil, Gas & Consumable Fuels - 3.4%
Exxon Mobil Corp.	868,109	75,768,554
Spectra Energy Corp.	2,536,680	108,443,070

Total Oil, Gas & Consumable Fuels		184,211,624

TOTAL ENERGY		295,287,478

FINANCIALS - 13.6%
Banks - 3.4%
JPMorgan Chase & Co.	1,243,000	82,771,370
Wells Fargo & Co.	2,300,000	101,844,000

Total Banks		184,615,370

Capital Markets - 3.1%
Bank of New York Mellon Corp.	2,083,210	83,078,415
Blackstone Group LP	3,340,820	85,291,134

Total Capital Markets		168,369,549

Diversified Financial Services - 3.4%
Berkshire Hathaway Inc., Class B Shares	1,284,110	185,515,372	*

See Notes to Schedule of Investments.

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	SHARES	VALUE
Insurance - 3.7%
MetLife Inc.	2,016,315	$89,584,876
Travelers Cos. Inc.	972,480	111,397,584

Total Insurance		200,982,460

TOTAL FINANCIALS		739,482,751

HEALTH CARE - 7.7%
Health Care Providers & Services - 1.1%
UnitedHealth Group Inc.	434,670	60,853,800

Pharmaceuticals - 6.6%
AstraZeneca PLC, ADR	1,702,400	55,940,864
Johnson & Johnson	889,997	105,135,346
Merck & Co. Inc.	1,646,540	102,760,561
Pfizer Inc.	1,813,580	61,425,954
Zoetis Inc.	591,680	30,773,277

Total Pharmaceuticals		356,036,002

TOTAL HEALTH CARE		416,889,802

INDUSTRIALS - 13.2%
Aerospace & Defense - 2.0%
Raytheon Co.	800,000	108,904,000

Air Freight & Logistics - 2.8%
C.H. Robinson Worldwide Inc.	725,000	51,083,500
United Parcel Service Inc., Class B Shares	925,000	101,158,000

Total Air Freight & Logistics		152,241,500

Commercial Services & Supplies - 1.9%
Waste Management Inc.	1,625,000	103,610,000

Industrial Conglomerates - 4.4%
3M Co.	625,220	110,182,521
General Electric Co.	4,225,070	125,146,573

Total Industrial Conglomerates		235,329,094

Road & Rail - 2.1%
Union Pacific Corp.	1,184,920	115,565,248

TOTAL INDUSTRIALS		715,649,842

INFORMATION TECHNOLOGY - 13.0%
Internet Software & Services - 2.5%
Alphabet Inc., Class C Shares	172,284	133,914,630	*

IT Services - 1.5%
Automatic Data Processing Inc.	952,430	84,004,326

Semiconductors & Semiconductor Equipment - 3.8%
Intel Corp.	1,600,000	60,400,000
Texas Instruments Inc.	2,071,330	145,365,939

Total Semiconductors & Semiconductor Equipment		205,765,939

Software - 2.9%
Microsoft Corp.	2,731,030	157,307,328

Technology Hardware, Storage & Peripherals - 2.3%
Apple Inc.	1,113,030	125,828,042

TOTAL INFORMATION TECHNOLOGY		706,820,265

MATERIALS - 5.2%
Chemicals - 4.0%
E.I. du Pont de Nemours & Co.	1,097,700	73,512,969
Ecolab Inc.	539,080	65,616,818
PPG Industries Inc.	735,880	76,060,557

Total Chemicals		215,190,344

See Notes to Schedule of Investments.

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY			SHARES	VALUE
Containers & Packaging - 1.2%
International Paper Co.			1,423,280	$68,288,974

TOTAL MATERIALS				283,479,318

REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 4.4%
American Tower Corp.			1,075,000	121,829,750
Healthcare Trust of America Inc., Class A Shares			1,600,000	52,192,000
Weyerhaeuser Co.			1,942,060	62,029,396

TOTAL REAL ESTATE				236,051,146

TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 3.0%
AT&T Inc.			1,862,240	75,625,566
Verizon Communications Inc.			1,674,996	87,066,292

TOTAL TELECOMMUNICATION SERVICES				162,691,858

UTILITIES - 6.2%
Electric Utilities - 3.2%
Brookfield Infrastructure Partners LP			3,454,665	119,669,596
NextEra Energy Inc.			428,050	52,359,076

Total Electric Utilities				172,028,672

Independent Power and Renewable Electricity Producers - 1.0%
Brookfield Renewable Partners LP			907,749	27,890,821
Brookfield Renewable Partners LP			799,920	24,605,539

Total Independent Power and Renewable Electricity Producers				52,496,360

Multi-Utilities - 2.0%
CenterPoint Energy Inc.			559,980	13,008,335
WEC Energy Group Inc.			1,650,000	98,802,000

Total Multi-Utilities				111,810,335

TOTAL UTILITIES				336,335,367

TOTAL COMMON STOCKS (Cost - $3,690,043,363)				5,198,627,415

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
Banks - 0.3%
Wells Fargo & Co. (Cost - $15,253,320)	7.500%		14,406	18,851,691

		MATURITY DATE	FACE AMOUNT
ASSET-BACKED SECURITIES - 0.0%
Finance America Net Interest Margin Trust, 2004-1 A (Cost - $73,449)	5.250%	6/27/34	$73,417	1	*(a)(b)(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,705,370,132)				5,217,479,107

			SHARES
SHORT-TERM INVESTMENTS - 4.4%
State Street Institutional Investment Trust Treasury Money Market Fund, Premier Class (Cost - $236,118,806)	0.186%		236,118,806	236,118,806

TOTAL INVESTMENTS - 100.5% (Cost - $3,941,488,938#)				5,453,597,913
Liabilities in Excess of Other Assets - (0.5)%				(26,241,748)

TOTAL NET ASSETS - 100.0%				$5,427,356,165

See Notes to Schedule of Investments.

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Illiquid security.

(c)	The coupon payment on these securities is currently in default as of September 30, 2016.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$5,198,627,415	—	—	$5,198,627,415
Convertible Preferred Stocks	18,851,691	—	—	18,851,691
Asset-Backed Securities	—	$1	—	1

Total Long-Term Investments	$5,217,479,106	$1	—	$5,217,479,107

Short-Term Investments†	$236,118,806	—	—	$236,118,806

Total Investments	$5,453,597,912	$1	—	$5,453,597,913

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,550,644,067
Gross unrealized depreciation	(38,535,092)

Net unrealized appreciation	$1,512,108,975

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 18, 2016